TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES

	December 31	December 31
Current liabilities	2024	2023
Falling due within the year
Trade	$917	$929
Lease liabilities [1]	176	126
Total	$1,093	$1,055

	December 31	December 31
Non-current liabilities	2024	2023
Lease liabilities [1]	$548	$338
Total	$548	$338

Notes to tables:

1.

Lease liabilities relate to leases of offices, office equipment and for yard storage, which have remaining lease terms of 15 to 65 months and interest rates of 9.5% – 14% over the term of the leases. During the year ended December 31, 2024, the Group recognized interest expense on lease liabilities of $65 (2023 – $55).

The following summarizes lease liabilities for the reporting periods indicated:

	December 31	December 31
Lease liabilities	2024	2023
Beginning balance	$464	$613
Interest expense	65	55
Lease payments	(211)	(208)
Lease recognition	52	16
Modification of lease term	305	-
Foreign currency translation difference	49	(12)
Ending balance	724	464

Current portion	176	126
Non-current portion	548	338
Total	$724	$464

The following table provides the schedule of undiscounted lease liabilities as of December 31, 2024:

Period payable	Total
Less than one year	$248
One to three years	425
Three to five years	189
Later than 5 years	37
Total undiscounted lease liabilities	$899

The Group had no short-term lease commitments of less than a year as of January 1, 2024.  During the year ended December 31, 2024, the Group incurred $nil (2023 – $nil) in short-term lease commitments and expensed $nil (2023 - $55).